245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 1, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Devonshire Trust (the trust): File Nos. 002-24389 and 811-01352
Fidelity Advisor Series Equity-Income Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Fidelity Equity-Income Fund
Fidelity Mid Cap Value Fund
Fidelity Series All-Sector Equity Fund
Fidelity Series Equity-Income Fund
Fidelity Series Stock Selector Large Cap Value Fund
Fidelity Stock Selector Large Cap Value Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust